SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Purchased Under Agreements To Resell Details [Abstract]
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 72	€ 0